Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 68.8%
U.S. Treasury Bill, 4.77%, 9/7/2023(a) ............................................. $ 2,185,000 $ 2,140,607
Total U.S. Treasury Bills (Cost $2,140,560) ....................................................... 2,140,607
Total Investments – 68.8%
(Cost $2,140,560) ........................................................................... $ 2,140,607
Other Assets in Excess of Liabilities – 31.2% ........................................................ 970,741
Net Assets – 100.0% .......................................................................... $ 3,111,348
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
NY Harbor ULSD Future ........................... 1 $ 110,065 4/28/23 $ (1,162)
WTI Crude Future ................................ 1 75,800 5/22/23 2,378
Gold 100 OZ Future .............................. 2 397,240 6/28/23 (1,305)
Total unrealized appreciation/(depreciation) $ (89)
Short position contracts:
Natural Gas Future ............................... (1) (22,160) 4/26/23 (672)
Wheat Future (CBT) .............................. (1) (34,613) 5/12/23 372
Soybean Oil Future ............................... (4) (133,176) 5/12/23 (1,074)
Corn Future ..................................... (5) (165,125) 5/12/23 (3,427)
Soybean Future .................................. (2) (150,550) 5/12/23 (3,706)
Natural Gas Future ............................... (1) (24,650) 5/26/23 (802)
NY Harbor ULSD Future ........................... (1) (107,268) 6/30/23 (305)
Wheat Future (CBT) .............................. (2) (70,450) 7/14/23 7
Soybean Oil Future ............................... (2) (66,744) 7/14/23 (354)
Corn Future ..................................... (3) (95,400) 7/14/23 (1,009)
Soybean Future .................................. (2) (142,175) 8/14/23 (2,273)
Wheat Future (CBT) .............................. (1) (35,838) 9/14/23 (3)
Soybean Future .................................. (1) (67,387) 9/14/23 (803)
Natural Gas Future ............................... (1) (28,470) 9/27/23 (632)
Corn Future ..................................... (1) (28,325) 12/14/23 (16)
Total unrealized appreciation/(depreciation) $ (14,697)
Total net unrealized depreciation $ (14,786)

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 68.8%
Total Investments ................................................................................ 68.8%
Other Assets in Excess of Liabilities .................................................................. 31.2%
Net Assets ..................................................................................... 100.0%